Supplement Dated October 1, 1997 to the Prospectus Dated January 31, 1997

   ADVANTUS Horizon Fund, Inc.
   ADVANTUS Spectrum Fund, Inc.
   ADVANTUS Mortgage Securities Fund, Inc.
   ADVANTUS Money Market Fund, Inc.
   ADVANTUS Bond Fund, Inc.
   ADVANTUS Cornerstone Fund, Inc.
   ADVANTUS Enterprise Fund, Inc.
   ADVANTUS International Balanced Fund, Inc.
   ADVANTUS Venture Fund, Inc.
   ADVANTUS Index 500 Fund, Inc.

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400 Robert Street North  .  St. Paul, Minnesota 55101  .  1-800-443-3677
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MIMLIC Sales Corporation, the principal underwriter of the shares of each of the Advantus Funds, is changing its name to Ascend Financial Services, Inc., effective as of October 1, 1997. All references in the Prospectus to MIMLIC Sales Corporation shall mean Ascend Financial Services, Inc. as of such date.


























          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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F. 51523 10-1997